As filed with the Securities and Exchange Commission on January 23, 2012
Securities Act File No. 333-75786
Investment Company Act File No. 811-10405

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 31	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 33	[X]

ALPINE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, New York 10577
 (Address of Principal Executive Offices)

1-888-785-5578
(Registrant's Telephone Number, Including Area Code

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Name and address of Agent for Service)

Copy to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [ ] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 31 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 30 filed December 29, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Purchase and State of New York on the 23rd day of January, 2012.

ALPINE SERIES TRUST

By: /s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to its Registration Statement has been signed below by the following persons in the capacities and on January 23, 2012.

Signature	Title

/s/ Samuel A. Lieber Samuel A. Lieber	President and Trustee
H. Guy Leibler * H. Guy Leibler	Trustee
Jeffrey E. Wacksman * Jeffrey E. Wacksman	Trustee
James A. Jacobson* James A. Jacobson	Trustee

*By: /s/ Samuel A. Lieber Samuel A. Lieber Attorney-in-Fact pursuant to Power of Attorney

*Attorney-in-Fact pursuant to Power of Attorney previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 27 to the Registration Statement filed on February 28, 2011 and incorporated herein by reference

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase